UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS - June 30, 2007 (Unaudited)

COMMON STOCKS: 96.5%	Shares	Value

Bermuda: 1.3%
Tyco International Ltd.	432,260	$14,606,065

Brazil: 1.6%
Centrais Electricas Brasileiras S.A., ADR(1)	785,130	11,781,033
Contax Participacoes S.A., ADR	115,700	142,369
Telebras, ADR	115,700	4,533,126
TIM Participacoes S.A., ADR(1)	10,714	369,312
Vivo Participacoes S.A., ADR	74,350	372,494
		17,198,334
Canada: 1.5%
Nortel Networks Corp.*	687,230	16,527,882

France: 10.0%
Alcatel-Lucent S.A.	2,113,600	29,685,888
Carrefour S.A.	311,590	21,982,872
Carrefour S.A.**	27,620	1,948,609
France Telecom S.A.	928,700	25,635,129
France Telecom S.A.**	61,200	1,689,318
Sanofi-Aventis S.A.	346,135	28,148,152
		109,089,968
Germany: 6.7%
Deutsche Post AG	486,000	15,802,287
Deutsche Telekom AG	2,109,400	39,074,397
Hypo Real Estate Holding AG	74,575	4,844,566
Infineon Technologies AG*	310,800	5,176,890
Infineon Technologies AG**	476,600	7,938,565
		72,836,705
Italy: 4.1%
Intesa Sanpaolo SpA	1,652,950	12,368,435
Telecom Italia SpA	5,396,374	14,822,722
Telecom Italia Savings Shares SpA	7,883,850	17,526,928
		44,718,085
Japan: 24.7%
Aiful Corp.(1)	437,400	12,551,848
Akita Bank Ltd.	327,000	1,590,467
Astellas Pharma, Inc.	125,500	5,452,983
Dai Nippon Printing Co. Ltd.	884,000	13,178,307
Daiichi Sankyo Co. Ltd.	469,602	12,448,108
Fuji Film Holdings Corp.	244,900	10,938,708
Hitachi Ltd.	3,009,800	21,348,695
Millea Holdings, Inc.	380,500	15,607,409
Mitsubishi UFJ Financial Group, Inc.	2,251	24,816,472
Mitsui Sumitomo Insurance Co. Ltd.	1,588,000	20,364,916
Mizuho Financial Group	1,720	11,893,320
Nippon Telegraph & Telephone Corp.	5,979	26,511,941
Ono Pharmaceutical Co.	161,600	8,554,215
Rohm Co. Ltd.	159,400	14,149,076
San-In Godo Bank Ltd.	116,000	1,106,777
Seven & I Holding Co. Ltd.	510,400	14,563,943
Sony Corp.	223,800	11,483,901
Taisho Pharmaceutical Co. Ltd.(1)	504,000	9,989,300
Takeda Pharmaceutical Co. Ltd.	123,800	7,988,392
Takefuji Corp.	385,870	12,949,917
TDK Corp.	61,200	5,913,619
The 77 Bank Ltd.	246,000	1,595,331
Yamaguchi Financial Group	418,000	5,092,850
		270,090,495

Mexico: 1.4%
Telefonos de Mexico S.A. - Class L, ADR(1)	397,680	15,068,095

Netherlands: 13.1%
ABN AMRO Holding N.V.(1)	474,662	21,869,128
Aegon N.V.	636,440	12,607,484
Akzo Nobel N.V.	268,200	23,211,175
Koninklijke Ahold N.V.*	2,283,766	28,831,228
SNS Reaal**	172,417	3,907,732
STMicroelectronics N.V.	1,067,200	20,721,806
Unilever N.V.	688,404	21,479,916
Wolters Kluwer N.V.	331,791	10,168,636
		142,797,105
New Zealand: 0.6%
Telecom New Zealand Ltd.(1)	1,703,657	6,047,431

Portugal: 1.7%
Portugal Telecom SGPS, S.A.	1,347,517	18,652,617

Singapore: 0.6%
Jardine Matheson Holdings Ltd.	253,490	6,033,062

South Korea: 7.0%
Korea Electric Power Corp., ADR(1)	553,200	12,115,080
KT Corp., ADR	350,100	8,213,346
LG Electronics, Inc.	302,500	25,014,612
Samsung Electronics	30,200	18,501,136
SK Telecom Co., Ltd., ADR(1)	495,300	13,546,455
		77,390,629
Spain: 2.1%
Telefonica S.A.	1,048,001	23,454,550

Switzerland: 4.1%
Nestle S.A.	89,390	34,060,294
Swisscom AG	31,700	10,853,945
		44,914,239
United Kingdom: 16.0%
AstraZeneca Plc	513,555	27,655,879
British Sky Broadcasting Group Plc	802,600	10,310,007
BT Group Plc	1,972,398	13,163,338
GlaxoSmithKline Plc	1,002,008	26,245,904
HSBC Holdings Plc	891,382	16,370,607
ITV Plc	8,228,300	18,860,623
Marks & Spencer Group Plc	1,402,419	17,677,354
Unilever Plc	401,655	13,019,837
Wm. Morrison Supermarkets Plc	5,267,011	31,979,335
		175,282,884
TOTAL COMMON STOCKS (cost $832,771,848)		$1,054,708,146

	Principal
SHORT-TERM INVESTMENT: 3.8%	Amount	Value
Repurchase Agreement: 3.8%
Investors Bank & Trust, (Date 6/29/07), 3.50%, due 7/2/07,	$41,043,038	$41,043,038
(Repurchased proceeds $41,055,009); Collateralized by $43,095,190 in
SBA Pool #506465, 8.825%, due 11/25/2016, SBA Pool #507359, 8.065%,
due 9/25/2030, and Fannie Mae Pool #786737, 4.558%, due 7/1/2034.

TOTAL SHORT-TERM INVESTMENT (cost $41,043,038)		$41,043,038

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 6.2%

Repurchase Agreements - 6.2%
Credit Suisse First Boston Corp. (Dated 6/29/07), 5.415%, due 07/02/07,
(Repurchased proceeds $15,300,000); Collateralized by $14,855,159 in various commercial papers and corporate bonds with interest ranges
of 0.000% to 9.118% and maturity date ranges of 5/15/2008 to 12/15/2050	$15,000,000	$15,000,000
Merrill Lynch & Co. (Dated 6/29/07), 5.335%, due 7/02/07,
(Repurchased proceeds $28,295,347); Collateralized by $28,295,520 in various discount notes and corporate bonds with interest ranges
of 3.625% to 5.500% and maturity date ranges of 11/14/2008 to 3/14/2036	27,740,536	27,740,536
Morgan Stanley Dean Witter & Co. (Dated 6/29/07), 5.425%, due 7/02/07,
(Repurchased proceeds $25,500,000); Collateralized by $25,758,472 in various commercial papers and corporate bonds with interest ranges
of 0.00% to 8.38% and maturity date ranges of 7/15/2007 to 9/15/2099	$25,000,000	25,000,000
Total Repurchase Agreements (cost $67,740,536)		67,740,536

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(cost $67,740,536)		67,740,536

TOTAL INVESTMENTS IN SECURITIES (cost $941,555,421^): 106.5%		1,163,491,720
Liabilities in excess of Other Assets: (6.5)%		(70,999,190)
NET ASSETS: 100.0%		$1,092,492,530

*	Non-income producing security.
**	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the
Securities Act of 1933 (the "Act") or was aquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.)
ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at June 30, 2007.
Total loaned securities had a market value of $65,104,010 at June 30, 2007.

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

^ The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of Investments	$ 941,555,421
Gross unrealized appreciation		240,523,985
Gross unrealized depreciation		(18,587,686)
Net unrealized appreciation	$ 221,936,299

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Brandes Institutional International Equity Fund
Schedule of Open Foreign Currency Contracts - June 30, 2007 (Unaudited)

Forward Settle Date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Gain/(Loss)
7/2/2007	U.S. Dollars	$ 2,736,000	European Monetary Unit	€ 2,022,024	$ 15,974

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS BY INDUSTRY at June 30, 2007 (Unaudited)

Industry	Percentage
Air Freight & Logistics	1.5%
Chemicals	2.1%
Commercial Banks	8.9%
Commercial Services & Supplies	1.2%
Communications Equipment	4.2%
Consumer Finance	2.3%
Diversified Financial Services	0.9%
Diversified Telecom Services	20.6%
Electric Utilities	2.2%
Electronic Equipment & Instruments	2.5%
Food & Staples Retailing	9.1%
Food Products	6.3%
Household Durables	3.3%
Industrial Conglomerates	1.3%
Insurance	4.5%
Leisure Equipment & Products	1.0%
Media	3.6%
Multiline Retail	1.6%
Pharmaceuticals	11.6%
Semiconductors & Equipment	6.1%
Thrifts & Mortgage Finance	0.4%
Wireless Telecom Services	1.3%
TOTAL COMMON STOCK	96.5%
SHORT-TERM INVESTMENTS (1)	10.0%
TOTAL INVESMENTS IN SECURITIES	106.5%
Liabilities in excess of Other Assets	-6.5%
NET ASSETS	100.0%

(1)Includes investments purchased with cash proceeds from securities from securities lending.

Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS - June 30, 2007 (Unaudited)
	Principal
CORPORATE BONDS: 65.8%	Amount	Value

Advertising: 2.0%
Interpublic Group of Cos., Inc., 6.25%, 11/15/14(5)	$2,325,000	$2,133,187

Aircraft & Parts: 0.3%
Bombardier, Inc., 6.30%, 05/01/14(5)	400,000	378,000

Business Credit Institutions: 8.6%
Airplanes Pass Through Trust, 5.70%, 3/15/19 (4)(5)	1,306,145	1,280,022
DVI Receivables Corp., 5.82%, 03/14/11 (4)(5)	4,732,336	3,691,222
Residential Capital LLC, 6.50%, 04/17/13(5)	2,245,000	2,169,970
Small Business Administration Participation Certificates, 6.34%, 08/01/21(5)	470,652	480,740
Small Business Administration Participation Certificates, 5.87%, 05/01/26(5)	472,937	477,148
Small Business Administration, 5.38%, 03/10/17(5)	875,000	848,787
Toll Brothers Finance Corp., 5.15%, 05/15/15(5)	255,000	230,076
		9,177,965

Cable & Other Pay TV Services: 1.3%
Comcast Corp., 5.85%, 11/15/15(5)	1,385,000	1,362,017

Carperts & Rugs: 1.9%
Mohawk Industries, Inc., 6.13%, 01/15/16(5)	2,010,000	1,989,619

Commercial Printing: 0.4%
Quebecor World Capital Corp., 6.13%, 11/15/13(5)	510,000	460,275

Communications Services, NEC: 1.8%
Citizens Communications Co., 9.25%, 05/15/11(5)	525,000	567,000
Viacom, Inc., 6.25%, 04/30/16(5)	1,375,000	1,354,299
		1,921,299

Computer & Office Equipment: 0.2%
Gateway, Inc., 1.50%, 12/31/09 (1)	195,000	169,650

Computer & Other Data Processing Service: 3.4%
Deluxe Corp., 3.50%, 10/01/07	470,000	465,300
Unisys Corp., 6.88%, 03/15/10	3,265,000	3,179,294
		3,644,594

Drugs: 4.7%
Merck & Co., Inc., 4.75%, 03/01/15(5)	1,835,000	1,726,425
Schering-Plough Corp., 5.55%, 12/1/13(4)(5)	1,700,000	1,706,259
Wyeth, 5.50%, 2/1/14(5)	1,650,000	1,626,215
		5,058,899

Electric Components & Accessories 1.7%
Celestica, Inc., 7.63%, 07/01/13(5)	$1,595,000	$1,491,325
Sanmina, 8.13%, 03/01/16(5)	390,000	362,700
		1,854,025
Electric Services: 1.9%
Commonwealth Edison Co., 5.95%, 08/15/16(5)	1,355,000	1,326,518
FirstEnergy Corp., 6.45%, 11/15/11(5)	240,000	246,099
Xcel Energy, Inc., 7.00%, 12/01/10(5)	425,000	443,186
		2,015,803

Forestry Services: 2.3%
Tembec Industries, Inc., 8.50%, 02/01/11(5)	4,715,000	2,493,056

General Building Contractors: 1.8%
Centex Corp. 6.50%, 5/1/16(5)	1,975,000	1,899,279

Hospitals: 3.4%
Tenet Healthcare Corp., 9.88%, 07/01/14(5)	3,615,000	3,578,850

Meat Products: 2.4%
Tyson Foods, Inc., 6.85%, 4/1/16(5)	2,495,000	2,561,716

Medical Services & Health Insurance: 0.2%
Unum Group., 7.63%, 03/01/11(5)	219,000	230,941

Miscellaneous Wood Products: 1.3%
Masco Corp., 6.13%, 10/3/16(5)	1,390,000	1,367,265

Mortgage Bankers and Brokers: 6.6%
J.P. Morgan Mortgage Acquisition Corp., 5.49%, 4/25/36(4)(5)	4,260,000	4,261,516
Lease Investment Flight Trust, 5.71%, 07/15/31 (4)	3,285,000	2,447,325
Wells Fargo Mortgage Backed Securities Trust, 6.14%, 10/25/36(5)	293,325	294,151
		7,002,992
Motor Vehicle Parts & Supplies: 1.9%
Visteon Corp., 7.00%, 03/10/14(5)	2,350,000	2,026,875

Motor Vehicles & Equipment: 2.2%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14(5)	2,465,000	2,144,550
Lear Corp., 5.75%, 08/01/14(5)	300,000	252,000
		2,396,550
Newspapers: 1.7%
Knight-Ridder, Inc., 5.75%, 09/01/17(5)	1,165,000	996,885
Knight-Ridder, Inc., 9.88%, 04/15/09	800,000	848,698
		1,845,583

Paper Mills: 3.5%
Abiti-Consolidated Co. of Canada, 6.00%, 06/20/13(5)	$1,090,000	$901,975
Norske Skog Canada Ltd., 8.63%, 06/15/11(5)	2,920,000	2,825,100
		3,727,075

Periodicals: 0.5%
Time Warner Cos., Inc., 9.13%, 01/15/13	450,000	516,913

Personal Credit Institutions: 4.2%
Ford Motor Credit Co., 6.63%, 06/16/08	2,420,000	2,418,367
GMAC LLC, 6.13%, 01/22/08	535,000	534,924
GMAC LLC, 6.88%, 09/15/11	1,515,000	1,490,236
		4,443,527

Residential Building Construction: 1.8%
Pulte Homes, Inc., 5.20%, 02/15/15(5)	2,110,000	1,896,031

Telephone Communication: 3.8%
Sprint Nextel Corp., 6.00%, 12/1/16(5)	2,595,000	2,461,760
Verizon New York, Inc., 6.88%, 04/01/12(5)	1,590,000	1,657,747
		4,119,507

TOTAL CORPORATE BONDS (cost $71,937,468)		70,271,493

FEDERAL AND FEDERALLY SPONSORED CREDIT: 18.9%
Federal Home Loan Mortgage Corp.
Gold Pool, 6.00%, 4/01/37 (2)	4,375,000	4,333,984
Pool #847606, 5.89%, 09/01/36	3,882,286	3,877,019
Pool #1J0244, 5.76%, 01/01/37 (4)	1,190,502	1,194,305
		9,405,308

Federal National Mortgage Association
15 Year, 5.00%, 7/01/22 (2)	4,375,000	4,227,344
30 Year, 5.50%, 7/01/37 (2)	4,375,000	4,219,141
Pool #634757, 5.50%, 03/01/17	939,996	929,519
Pool #735628, 4.64%, 05/01/35 (4)	678,722	667,997
Pool #852435, 5.54%, 02/01/36	827,225	819,676
		10,863,677

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT SECURITIES (cost $20,280,864)		20,268,985

PUBLIC FINANCE, TAXATION, AND MONETARY: 17.4%
United States Treasury Note, 4.50%, 2/15/16(3)	$6,850,000	$6,602,222
United States Treasury Note, 6.50%, 2/15/10	11,500,000	11,944,728

TOTAL PUBLIC FINANCE, TAXATION, AND MONETARY SECURITIES (cost $18,669,954)		18,546,950

SHORT-TERM INVESTMENTS: 0.7%

Repurchase Agreement: 0.7%
Investors Bank & Trust Co., (Dated 6/29/2007), due 7/2/2007, 3.50%,	$725,327	725,327
(Repurchased proceeds $725,538); Collateralized by $761,593, SBA Pool #505924,
9.13%, due 5/25/2027.

TOTAL SHORT-TERM INVESTMENTS (cost $725,327)		725,327

TOTAL INVESTMENTS IN SECURITIES (cost $111,613,613): 102.8%		109,812,755
Liabilities in excess of Other Assets: (2.8)%		(2,934,216)
NET ASSETS: 100.0%		$106,878,539

Percentages are based on Net Assets.
(1) Convertible.
(2) Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3) Security pledged as collateral for when-issue purchase commitments outstanding as of June 30, 2007.
(4) Floating rate or variable rate security. Rate shown is as June 30, 2007.
(5) Callable.

*The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows[1]:

Cost of investments	$ 111,613,613
Gross unrealized appreciation		105,780
Gross unrealized depreciation		(1,906,638)
Net unrealized depreciation	$ (1,800,858)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Brandes Investment Trust

By (Signature and Title)   /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date      8/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date     8/27/07

By (Signature and Title)*      /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date     8/27/07

* Print the name and title of each signing officer under his or her signature.